Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

7. ACCRUED LIABILITIES AND OTHER PAYABLES

As of December 31, 2020 and 2021, accrued liabilities and other payables consisted of the following:

	December 31, 2020	December 31, 2021

Borrowing from former shareholder (1)	$1,226	$-
Payable to merchants of Cheers e-Mall (2)	7,373	70
Co-invest online series production fund	793	331
Payroll payables	1,525	1,462
Other payables	374	388
	$11,291	$2,251

(1)	Borrowing from former shareholder represented the loan from Lead Eastern Investment Co., Ltd, who was the related party of the Company until October 26, 2018. The borrowing was fully repaid in 2021.

(2)	Payable to merchants of Cheers e-Mall related to cash received on behalf of the merchants in advance, for which the related transactions have not been completed.